CAPITAL STOCK - Fair Value Inputs of PSUs Granted (Details) - PSUs - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
5 day VWAP at grant date/Performance period starting price (in CDN per share)	$ 16.25	$ 16.36	$ 21.13
Expected life	3 years	3 years	3 years
Expected volatility	36.00%	25.00%	30.00%
Expected dividends (in CDN per share)	$ 0.00	$ 0.00	$ 0.00
Stock price as of estimation date (in CDN per share)	7.24	18.06	20.59
Subsequent to December 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
5 day VWAP at grant date/Performance period starting price (in CDN per share)	$ 8.63	$ 18.31	$ 21.22
US
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.30%	2.36%	2.43%
Canada
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.59%	1.60%	1.96%